Leases - Narrative (Q2) (Details) $ in Thousands						3 Months Ended	12 Months Ended
	May 07, 2024 USD ($) ft²	May 01, 2024 USD ($) extension_option	Feb. 28, 2024 USD ($) ft²	Nov. 13, 2023 operating_lease	Oct. 31, 2023 USD ($) ft²	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) operating_lease	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2024 USD ($)	Jul. 17, 2023 USD ($)	Jun. 30, 2023	Oct. 24, 2022 USD ($)	Oct. 06, 2022 ft²	Sep. 01, 2022 ft²	Jul. 31, 2019 ft²
Operating Leased Assets [Line Items]
Right-of-use asset impairment expense							$ 710	$ 0	$ 0
Operating lease, weighted average discount rate, percent						9.90%	9.90%	9.70%		11.50%		9.70%
Lease liabilities						$ 10,955	$ 10,955			$ 14,867
Right-of-use asset, net						$ 10,068	$ 10,068	$ 11,617		13,852
Minimum
Operating Leased Assets [Line Items]
Lease term						2 years	2 years
Lease renewal term (in years)						1 year	1 year
Maximum
Operating Leased Assets [Line Items]
Lease term						8 years	8 years
Lease renewal term (in years)						5 years	5 years
65 Grove Street, Watertown, MA
Operating Leased Assets [Line Items]
Area of office space leased | ft²					5,600									7,216	7,216	25,078
Letter of credit outstanding											$ 1,600
Upfront rental payment					$ 1,000
Deferred rent						$ 800	$ 800			300
Right-of-use asset impairment expense						700	700
Operating lease, weighted average discount rate, percent													11.90%		11.30%	8.90%
Lease term															5 years 8 months 12 days	8 years
Lease liabilities								3,200					$ 100
Right-of-use asset, net								3,200					$ 100
65 Grove Street, Watertown, MA | Letter of Credit
Operating Leased Assets [Line Items]
Restricted cash								1,600
Long-term restricted cash						$ 1,400	$ 1,400	$ 1,300		1,400
704 Quince Orchard Road Leases
Operating Leased Assets [Line Items]
Number of acquired operating leases | operating_lease				2			2
Operating lease, weighted average discount rate, percent				11.50%		11.50%	11.50%
7495 new Horizon Way Lease
Operating Leased Assets [Line Items]
Area of office space leased | ft²	7,842		19,199
Letter of credit outstanding										$ 300
Operating lease, weighted average discount rate, percent	14.00%	14.00%
Lease term		7 years 2 months 12 days
Number of options to extend lease | extension_option		1
Lease renewal term (in years)		5 years
Lease agreement, monthly base rent		$ 900
Base rent upward annual adjustment percentage after first year	3.00%
Lease agreement, first month's rent paid upon execution of lease agreement			$ 100
Lease liabilities	$ 1,200	3,600
Right-of-use asset, net	1,200	3,700
Tenant improvement recognized as reduction in right-of-use asset and lease liability	100	$ 700
Additional annual base rent for first year	$ 300
7495 new Horizon Way Lease | Minimum
Operating Leased Assets [Line Items]
Operating lease, cost (as a percent)		100.00%
7495 new Horizon Way Lease | Maximum
Operating Leased Assets [Line Items]
Operating lease, cost (as a percent)		103.00%